Events after the Reporting Period - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions			3 Months Ended
	Feb. 21, 2025 EUR (€) € / shares shares	Feb. 21, 2025 USD ($)	Mar. 31, 2025 € / shares shares	Apr. 08, 2025 EUR (€)	Dec. 31, 2024 EUR (€) shares	Aug. 31, 2024 € / shares	Dec. 31, 2023 € / shares shares	Jun. 30, 2023 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares						€ 1.24	€ 3.05	€ 2.58
Issued capital shares					55,243		50,352
Number of shares issued	26,707,142
Renegotiated loan amount | €					€ 15.0
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options converted into shares			787,597
Renegotiated loan amount | €				€ 15.0
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants converted to ordinary shares			787,597
Par value per share | € / shares			€ 0.12
Issued capital shares			95,000
Gross proceeds from issuance of shares	€ 9.4	$ 99
Shares issued price per share | € / shares	€ 0.37
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member] | ATM Programme
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares			€ 0.12
Issued capital shares			89,000
Number of ordinary shares sold			739,742